SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥	Dec. 31, 2024 HKD ($) $ / ¥	Oct. 01, 2024 HKD ($)
Post origination administrative services revenue	¥ 4,049,331	$ 554,756	¥ 14,093,321	¥ 23,411,975
Restricted cash	10,813,746		14,334,937	152,688,510	$ 1,481,477
Restricted cash and investments, current	0		1,670,006,785		0
Contract assets	51,270,984		206,933,969		7,024,096
Unsatisfied performance obligations	103,747		331,460		$ 14,213
Revenue recognized included in the contract liabilities balance at the beginning of the years	¥ 1,308,616	179,280	402,188,821
Estimated useful life of intangible assets	10 years				10 years	10 years
Impairment loss | ¥	¥ 0		0	0
Employee defined contribution plan expensed	26,773,429	3,667,945	40,585,827	60,124,007
VAT incurred	¥ 16,220,799		167,484,014	¥ 262,656,515	$ 2,222,240
Exchange rate | $ / ¥	7.2993				7.2993	7.2993
Effect Of exchange Rate | $		$ 1
Depreciation of mining machines (in percent)	0.00%				0.00%	0.00%
Estimated useful lives of mining machines	3 years				3 years	3 years
Deposit Protection Scheme | Mainland China
Cash deposited in financial institutions insured by the deposit protection scheme | ¥	¥ 500,000
Deposit Protection Scheme | Hong Kong
Cash deposited in financial institutions insured by the deposit protection scheme | $						$ 800	$ 500
General VAT
Applicable tax rate (in percent)	6.00%	6.00%
Small Scale VAT
Applicable tax rate (in percent)	3.00%	3.00%
Assets pledged as collateral | Financial services sector
Restricted cash	¥ 298,239,348		¥ 597,715,354		$ 40,858,623
Minimum | General VAT
Applicable tax rate (in percent)	6.00%	6.00%
Minimum | Computer software
Estimated useful life of intangible assets	6 years				6 years	6 years
Maximum | General VAT
Applicable tax rate (in percent)	13.00%	13.00%
Maximum | Computer software
Estimated useful life of intangible assets	10 years				10 years	10 years
Weighted average | Computer software, intangible asset
Weighted average amortization period	8 years 2 months 4 days		8 years 6 months 3 days		8 years 2 months 4 days	8 years 2 months 4 days